Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Company’s Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table provides information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023:
	March 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$3,691	$	$—	$3,691
Earnout liabilities	—		370,026	370,026
	$3,691	$	$370,026	$373,717
	December 31, 2023
	Level 1	Level 2	Level 3		Total
Liabilities:
Warrant liabilities	$3,904	$	$		$3,904
Earnout liabilities				488,641	488,641
	$3,904	$		$488,641	$492,545
The following table provides information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2023:
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	3,904			3,904
Earnout liabilities			488,641	488,641
	$3,904	$	$488,641	$492,545

Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on Revenue and EBITDA Targets:	The following table presents the unobservable inputs of the earnout liability for earnout shares based on revenue and EBITDA targets:
Amount
Current stock price	10.25
Earnout period – beginning	7/1/2023
Earnout period – end	12/31/2024
Equity volatility, EBITDA volatility	25.0%
Operational leverage ratio	65.00%
Revenue volatility	10.00%
Revenue/stock price correlation	45.00%
EBITDA/stock price correlation	35.00%
Revenue discount rate	9.37%
Dividend yield	0.00%
The following table presents the unobservable inputs of the earnout liability for earnout shares based on revenue and EBITDA targets:
Amount
Current stock price	12.30
Earnout period – beginning	July 1, 2023
Earnout period – end	December 31, 2024
Equity volatility, EBITDA volatility	25.0%
Operational leverage ratio	65.0%
Revenue volatility	10.0%
Revenue/stock price correlation	45.0%
EBITDA/stock price correlation	25.0%
Revenue discount rate	9.21%
Dividend yield	0.0%

Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price	The following table presents the unobservable inputs of the earnout liability for earnout shares based on the Company’s stock price:
Amount
Term (years)	5.5
Volatility	40.00%
Risk-free rate	4.16%
Dividend yield	0.00%
Current stock price	10.25
The following table presents the unobservable inputs of the earnout liability for earnout shares based on the Company’s stock price:
Amount
Term (years)	5.8
Volatility	40.0%
Risk-free rate	3.8%
Dividend yield	0.0%
Current stock price	12.30

Schedule of Summarizes the Activity for the Company’s Level 3 Instruments Measured at Fair Value on a Recurring Basis	The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):
Earnout Liabilities
Balance as of December 31, 2023	$488,641
Issuances	—
Change in fair value	(118,615)
Balance as of March 31, 2024	$370,026
The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):
Earnout Liabilities
Balance as of December 31, 2022	$—
Issuances	143,228
Change in fair value	345,413
Balance as of December 31, 2023	488,641